JPMorgan Healthcare Leaders ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.1%
Denmark — 5.1%
Novo Nordisk A/S, Class B	4,900	560,092
Germany — 0.6%
Sartorius AG (Preference)	185	67,488
Japan — 1.5%
Daiichi Sankyo Co. Ltd.	5,300	158,677
Netherlands — 0.9%
Argenx SE *	248	93,510
Switzerland — 3.8%
Lonza Group AG (Registered)	217	106,093
Novartis AG (Registered)	1,671	172,804
Sandoz Group AG *	334	11,455
Sonova Holding AG (Registered)	285	91,085
Straumann Holding AG (Registered)	261	39,646
		421,083
United Kingdom — 4.4%
AstraZeneca plc	3,681	488,015
United States — 81.8%
Abbott Laboratories	2,123	240,217
AbbVie, Inc.	1,875	308,250
Acadia Healthcare Co., Inc. *	1,311	107,686
Accolade, Inc. *	5,014	56,758
ACELYRIN, Inc. *	2,238	17,054
Agios Pharmaceuticals, Inc. *	2,179	49,289
Align Technology, Inc. *	209	55,870
Allogene Therapeutics, Inc. *	3,109	10,944
Alnylam Pharmaceuticals, Inc. *	215	37,176
Amgen, Inc.	1,141	358,571
Amicus Therapeutics, Inc. *	7,423	92,268
Apellis Pharmaceuticals, Inc. *	1,262	79,872
Arrowhead Pharmaceuticals, Inc. *	942	30,238
Arvinas, Inc. *	2,054	85,241
Becton Dickinson & Co.	608	145,197
Biogen, Inc. *	208	51,305
Blueprint Medicines Corp. *	896	71,259
Boston Scientific Corp. *	900	56,934
Bristol-Myers Squibb Co.	1,959	95,736
Centene Corp. *	3,973	299,207
Danaher Corp.	1,585	380,257
Dexcom, Inc. *	759	92,105
Edwards Lifesciences Corp. *	2,636	206,847
Eli Lilly & Co.	1,427	921,285
Evolent Health, Inc., Class A *	3,889	114,376
Exact Sciences Corp. *	1,673	109,414
Exelixis, Inc. *	3,618	78,728
GSK plc	8,019	158,598
Halozyme Therapeutics, Inc. *	1,523	51,554

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
HCA Healthcare, Inc.	816	248,798
Hologic, Inc. *	1,088	80,991
Humana, Inc.	368	139,126
IDEXX Laboratories, Inc. *	79	40,691
Inari Medical, Inc. *	800	45,560
Inspire Medical Systems, Inc. *	375	79,076
Intra-Cellular Therapies, Inc. *	1,353	91,111
Intuitive Surgical, Inc. *	340	128,595
IQVIA Holdings, Inc. *	525	109,321
iRhythm Technologies, Inc. *	954	114,270
Johnson & Johnson	2,238	355,618
McKesson Corp.	351	175,461
Merck & Co., Inc.	1,830	221,027
Moderna, Inc. *	1,053	106,406
Natera, Inc. *	2,187	144,211
Regeneron Pharmaceuticals, Inc. *	557	525,128
REGENXBIO, Inc. *	2,464	30,356
Relay Therapeutics, Inc. *	4,484	41,477
Revance Therapeutics, Inc. *	3,678	18,500
REVOLUTION Medicines, Inc. *	2,811	78,005
Royalty Pharma plc, Class A	2,215	62,884
Sage Therapeutics, Inc. *	919	23,563
Sanofi SA	3,052	305,644
Shockwave Medical, Inc. *	459	103,849
Stryker Corp.	175	58,709
Thermo Fisher Scientific, Inc.	396	213,436
Twist Bioscience Corp. *	2,708	87,739
UnitedHealth Group, Inc.	1,712	876,099
Verve Therapeutics, Inc. *	1,033	11,177
West Pharmaceutical Services, Inc.	287	107,060
		8,986,124
Total Common Stocks (Cost $9,435,568)		10,774,989
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)(Cost $140,940)	140,940	140,940
Total Investments — 99.4% (Cost $9,576,508)		10,915,929
Other Assets Less Liabilities — 0.6%		66,166
NET ASSETS — 100.0%		10,982,095

Percentages indicated are based on net assets.

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	34.0%
Biotechnology	22.8
Health Care Providers & Services	17.4
Health Care Equipment & Supplies	14.5
Life Sciences Tools & Services	9.0
Health Care Technology	1.0
Short-Term Investments	1.3

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Denmark	$—	$560,092	$—	$560,092
Germany	—	67,488	—	67,488
Japan	—	158,677	—	158,677
Netherlands	93,510	—	—	93,510
Switzerland	—	421,083	—	421,083
United Kingdom	—	488,015	—	488,015
United States	8,521,882	464,242	—	8,986,124
Total Common Stocks	8,615,392	2,159,597	—	10,774,989

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$140,940	$—	$—	$140,940
Total Investments in Securities	$8,756,332	$2,159,597	$—	$10,915,929
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at November 1, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)	$—	$9,697,587	$9,556,647	$—	$—	$140,940	140,940	$2,433	$—

(a)	Commencement of operations was November 1, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.